SEGMENT REPORTING	12 Months Ended
Mar. 31, 2018
SEGMENT REPORTING
SEGMENT REPORTING

Note 13—SEGMENT REPORTING

The Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and accessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenue and expense are derived from within the PRC. Therefore, no geographical segments are presented.